Applicable laws and regulations - Schedule of statutory purposes (Details) - Financial assets impaired - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Impaired loans	$ 10,593	$ 10,593
Normal
Statement [Line Items]
Impaired loans	0	0
Special Mention
Statement [Line Items]
Impaired loans	0	0
Substandard
Statement [Line Items]
Impaired loans	10,593	10,593
Doubtful
Statement [Line Items]
Impaired loans	0	0
Unrecoverable
Statement [Line Items]
Impaired loans	$ 0	$ 0